Retirement Plans and Postretirement Costs (Details 9) - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2016	Jun. 28, 2015	Jun. 29, 2014
Compensation And Retirement Disclosure [Abstract]
Employer contribution defined contribution plan	$ 1,783	$ 1,729	$ 1,605